Income Taxes - Schedule of Valuation Allowance Against Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Valuation Allowance Against Deferred Tax Assets [Abstract]
Balance at beginning of the year	$ 99,745	$ 214,543
Increase (decrease) recognized in the income statement	185,780	(115,848)
Exchange difference	(1,466)	1,050
Balance at end of the year	$ 284,059	$ 99,745